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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2005

                                   ----------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Value Partners, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL 60611

Form 13F File Number: 28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

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Person Signing this Report on Behalf of Reporting Manager:

           GEM Capital, L.L.C.     GEM Capital, L.L.C.     GEM Capital, L.L.C.

Name:        Michael A. Elrad        Barry A. Malkin         Norm S. Geller
Title:             V.P.                    V.P.                    V.P.
Phone:         312-915-2864            312-915-2877            312-915-3577

Signature, Place, and Date of Signing:


/s/ Michael A. Elrad   Chicago, Illinois   8/11/2005
--------------------   -----------------   ---------
     [Signature]         [City, State]       [Date]


/s/ Barry A. Malkin    Chicago, Illinois   8/11/2005
--------------------   -----------------   ---------
     [Signature]         [City, State]       [Date]


/s/ Norm S. Geller     Chicago, Illinois   8/11/2005
--------------------   -----------------   ---------
     [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            35

Form 13F Information Table Value Total:       523,544
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                                 GEM 13F FILING
                                  June 30, 2005
                           FORM 13F INFORMATION TABLE

                                                                                                   INVESTMENT    OTHER      VOTING
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    VALUE (X$1,000)     SHRS     PUT/CALL   DISCRETION   MANAGERS     SOLE
-----------------------------  ---------------  ---------  ---------------  ----------  --------   ----------   --------  ----------
ACCREDITED HOME LENDRS HLDG          COM        00437P107        4,726         107,400                SOLE                   107,400
AMB PROPERTY CORP                    COM        00163T109        9,371         215,769                SOLE                   215,769
ARCHSTONE SMITH TR                   COM        039583109       12,633         327,102                SOLE                   327,102
AVALONBAY CMNTYS INC                 COM        053484101       11,958         148,000                SOLE                   148,000
BEAZER HOMES USA INC                 COM        07556Q105        8,973         157,000                SOLE                   157,000
BOSTON PROPERTIES INC                COM        101121101       22,096         315,662                SOLE                   315,662
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203       17,124         558,711                SOLE                   558,711
CARNIVAL CORP                    PAIRED CTF     143658300       15,116         277,100                SOLE                   277,100
CARNIVAL CORP                    PAIRED CTF     143658300        7,092         130,000    CALL        SOLE                   130,000
D R HORTON INC                       COM        23331A109        9,026         240,000                SOLE                   240,000
DEVELOPERS DIVERSIFIED REALTY        COM        251591103       11,398         248,000                SOLE                   248,000
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206        5,806          98,405                SOLE                    98,405
FIELDSTONE INVT CORP                 COM        31659U300       12,128         842,200                SOLE                   842,200
FOUR SEASONS HOTEL INC           LTD VTG SH     35100E104       10,536         159,400                SOLE                   159,400
GENERAL GROWTH PPTYS INC             COM        370021107        1,233          30,000    CALL        SOLE                    30,000
HEALTHCARE RLTY TR                   COM        421946104        6,297         163,100                SOLE                   163,100
HILTON HOTELS CORP                   COM        432848109       18,253         765,324                SOLE                   765,324
HOST MARRIOTT CORP NEW               COM        44107P104       35,510       2,029,161                SOLE                 2,029,161
ISTAR FINL INC                       COM        45031U101       24,817         596,700                SOLE                   596,700
LA QUINTA CORP                   PAIRED CTF     50419U202       16,875       1,808,700                SOLE                 1,808,700
MACERICH CO                          COM        554382101       44,203         659,249                SOLE                   659,249
MERISTAR HOSPITALITY CORP            COM        58984Y103       10,405       1,209,855                SOLE                 1,209,855
PAN PACIFIC RETAIL PPTYS INC         COM        69806L104        5,392          81,230                SOLE                    81,230
POST PPTYS INC                       COM        737464107        9,656         267,400                SOLE                   267,400
PUBLIC STORAGE INC                   COM        74460D109       22,396         354,091                SOLE                   354,091
PULTE HOMES INC                      COM        745867101       25,989         308,475                SOLE                   308,475
REGENCY CTRS CORP                    COM        758849103       19,280         337,062                SOLE                   337,062
ROYAL CARIBBEAN CRUISES LTD          COM        V7780T103        4,014          83,000                SOLE                    83,000
SHURGARD STORAGE CTRS INC            COM        82567D104        4,509          98,100                SOLE                    98,100
ST JOE CO                            COM        790148100       10,061         123,389                SOLE                   123,389
STARWOOD HOTELS & RESORTS WRLD   PAIRED CTF     85590A203       38,770         661,949                SOLE                   661,949
SUNSTONE HOTEL INVS INC NEW          COM        867892101        1,213          50,000                SOLE                    50,000
TAUBMAN CTRS INC                     COM        876664103        8,175         239,800    CALL        SOLE                   239,800
TOLL BROTHERS INC                    COM        889478103       24,443         240,695                SOLE                   240,695
VENTAS INC                           COM        92276F100       34,072       1,128,198                SOLE                 1,128,198
                                                -----------------------------------------------------------               ----------
                                                        Total: 523,544      15,060,227                                    15,060,227
                                                ===========================================================               ==========